Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Total revenues	€ 7,579	€ 20,146	€ 14,708	€ 44,519
Research services combined with an IP license
Notes to the Consolidated Statements of Operations
Total revenues			8,545	31,818
Product
Notes to the Consolidated Statements of Operations
Total revenues			903	431
Research and development services
Notes to the Consolidated Statements of Operations
Total revenues			5,260	12,270
Belgium | GSK
Notes to the Consolidated Statements of Operations
Total revenues	6,283	19,295	12,756	43,041
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Total revenues	844	406	1,053	586
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Total revenues	€ 452	€ 445	€ 899	€ 892